Equity (Details 1)	6 Months Ended
Dec. 31, 2020 AUD ($) shares
Equity [Abstract]
Opening balance | $	$ 160,703,754
Opening balance, shares | shares	1,037,358,032
Shares issued during the year | $	$ 36,562,055
Shares issued during the year, shares | shares	993,591,946
Transaction costs | $	$ (2,372,505)
Transaction costs, shares | shares
Ending balance | $	$ 194,893,304
Ending balance, shares | shares	2,030,949,978